Income tax (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of income tax

Due to the enactment of Law 27,630 published in the Official Gazette on June 16, 2021 and effective for the years beginning on January 1, 2021, the current rates for corporate income tax are modified according to the following scale:

Accumulated net taxable profit
More of	To	Will pay	More %	On the surplus of
-	5,000,000	-	25%	-
5,000,000	50,000,000	1,250,000	30%	5,000,000
50,000,000	Onwards	14,750,000	35%	50,000,000

The amounts provided in the scale will be adjusted annually, as of January 1, 2022, considering the annual variation of the Consumer Price Index (CPI), corresponding to the month of October of the year prior to the adjustment, with respect to the same month from the previous year. The amounts determined by application of the described mechanism will be applicable for the fiscal years that begin after each update.

The details of the provision for the Group’s income tax, is as follows:

	06.30.21	06.30.20	06.30.19
Current income tax	(1,927)	(1,116)	(1,068)
Deferred income tax	(26,013)	(10,630)	132
MPIT	-	(202)	116
Income tax	(27,940)	(11,948)	(820)

Schedule of statutory tax rate

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Brazil	25% -34%
Uruguay	0% - 25%
Bolivia	25%
U.S.	0% - 40%
Bermudas	0%
Israel	23% - 24%

Schedule of income/loss before income tax

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2021, 2020 and 2019:

	06.30.21	06.30.20	06.30.19
Tax calculated at the tax rates applicable to (loss)/ profit in the respective countries	(4,549)	(14,672)	15,556
Permanent differences:
Tax inflation adjustment	(12,351)	(6,136)	(8,746)
Share of (loss)/ profit of associates and joint ventures	(1,295)	1,499	(1,912)
Result from sale of participation in subsidiaries	113	-	-
Unrecognized tax loss carry-forwards	(2,361)	(1,253)	(2,771)
Expiration of tax loss carry-forwards	-	(1)	-
Recognition of deferred taxes	1,361	-	-
Fiscal transparency	353	-	-
Provision for unrecoverability of tax loss carry-forwards	(2,803)	(3,004)	(4,797)
Changes in fair value of financial instruments and sale of shares	-	-	(593)
Change of tax rate	(14,308)	4,330	982
Non-taxable profit	(95)	1,548	27
Non-deductible expenses	(54)	-	-
Others	(55)	-	-
Inflation adjustment permanent difference	8,104	5,741	1,434
Income tax from continuing operations	(27,940)	(11,948)	(820)

Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities of the Group as of June 30, 2021 and 2020 will be recovered as follows:

	06.30.21	06.30.20
Deferred income tax assets to be recovered after more than 12 months	1,848	23,654
Deferred income tax assets to be recovered within 12 months	4,133	1,482
Deferred income tax assets	5,981	25,136
Deferred income tax liabilities to be recovered after more than 12 months	(80,766)	(93,602)
Deferred income tax liabilities to be recovered within 12 months	(6,953)	(4,443)
Deferred income tax liabilities	(87,719)	(98,045)
Total deferred income tax liabilities, net	(81,738)	(72,909)

Schedule of deferred income tax

The movement in the deferred income tax assets and liabilities during the years ended June 30, 2021 and 2020, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	At the beginning	Business combinations and reclassification to other assets held for sale (i)	Foreign exchange gain	Charged to the Statement of Income	Use of tax loss carry-forwards	Deconsolidation	At the end
June 30, 2021
Assets
Trade and other payables	8,055	-	2,408	(56)	-	(9,621)	786
Tax loss carry-forwards	14,317	-	2,413	(4,709)	-	(9,039)	2,982
Others	2,764	38	515	1,015	-	(2,119)	2,213
Subtotal assets	25,136	38	5,336	(3,750)	-	(20,779)	5,981
Liabilities
Investment properties and property, plant and equipment	(81,367)	-	(2,190)	(10,074)	(377)	28,499	(65,509)
Biological assets	(950)	-	114	(1,835)	-	-	(2,671)
Trade and other receivables	(1,286)	-	-	933	-	-	(353)
Investments	(140)	-	(1)	135	-	-	(6)
Intangible assets	(3,595)	-	(1,179)	168	-	4,531	(75)
Tax inflation adjustment	(9,424)	-	-	(9,278)	-	-	(18,702)
Borrowings	(1,202)	-	(475)	939	-	1,816	1,078
Inventories	(970)	-	(52)	119	-	-	(903)
Others	889	-	-	(3,093)	-	1,626	(578)
Subtotal liabilities	(98,045)	-	(3,783)	(21,986)	(377)	36,472	(87,719)
Assets/ (Liabilities), net	(72,909)	38	1,553	(25,736)	(377)	15,693	(81,738)
	At the beginning	Business combinations and reclassification to other assets held for sale (i)	Foreign exchange gain	Charged to the Statement of Income	Reserve for changes of non-controlling interest	Use of tax loss carry-forwards	Deconsolidation	At the end
June 30, 2020
Assets
Trade and other payables	8,661	(2)	1,296	(1,253)	-	-	(647)	8,055
Tax loss carry-forwards	11,872	-	1,206	1,364	-	-	(125)	14,317
Others	2,345	(5)	(107)	415	116	-	-	2,764
Subtotal assets	22,878	(7)	2,395	526	116	-	(772)	25,136
Liabilities
Investment properties and property, plant and equipment	(91,750)	(838)	1,800	(13,374)	-	306	22,489	(81,367)
Biological assets	(772)	-	110	(288)	-	-	-	(950)
Trade and other receivables	(1,335)	-	-	49	-	-	-	(1,286)
Investments	(110)	-	(119)	89	-	-	-	(140)
Intangible assets	(3,404)	-	(667)	476	-	-	-	(3,595)
Tax inflation adjustment	(6,586)	(50)	-	(2,788)	-	-	-	(9,424)
Borrowings	(1,589)	-	(193)	580	-	-	-	(1,202)
Inventories	(1,093)	(5)	202	(74)	-	-	-	(970)
Others	(981)	(925)	(178)	3,693	-	-	(720)	889
Subtotal liabilities	(107,620)	(1,818)	955	(11,637)	-	306	21,769	(98,045)
Assets/ (Liabilities), net	(84,742)	(1,825)	3,350	(11,111)	116	306	20,997	(72,909)

Schedule of loss carry forward

As of June 30, 2021, the Group's recognized tax loss carry forward prescribed as follows:

Jurisdiction	06.30.21	Date of generation	Due date
Argentina	31	2019	2024
Argentina	477	2020	2025
Argentina	193	2021	2026
Brazil	8.053	2011-2020	Do not expire
Total tax loss carry forward	8.754